Goodwill and Other Intangible Assets - Schedule of Gross Carrying Amount and Accumulated Amortization of Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 99,191	$ 99,191
Accumulated Amortization	(75,382)	(64,873)
Net Carrying Value	23,809	34,318
CDI
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	57,400	57,400
Accumulated Amortization	(51,138)	(46,964)
Net Carrying Value	6,262	10,436
Client Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,100	22,100
Accumulated Amortization	(13,331)	(10,705)
Net Carrying Value	8,769	11,395
Partner Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,700	4,700
Accumulated Amortization	(2,429)	(1,488)
Net Carrying Value	2,271	3,212
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,091	11,091
Accumulated Amortization	(5,730)	(3,512)
Net Carrying Value	5,361	7,579
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,900	3,900
Accumulated Amortization	(2,754)	(2,204)
Net Carrying Value	$ 1,146	$ 1,696